CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Research and development expenses	$ 265,554	$ 137,676
Related party
Research and development expenses	$ 912	$ 1,519